ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
Unaudited		March 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 95.7%
ENERGY 1.3%
Energy Related 1.3%
American Vanguard	20,000	611
Total Energy		611
HARDWARE 10.6%
Consumer Electronics 1.0%
International Displayworks (1)	70,000	458
		458
Enterprise Hardware 9.6%
3-D Systems (1)	35,000	748
Avid Technology (1)	20,000	869
FEI (1)	47,000	933
Harman International	4,000	444
National Instruments	17,000	555
Orbotech (1)	27,000	665
Rackable Systems (1)	6,500	344
		4,558
Total Hardware		5,016
HEALTH CARE 5.3%
Health Care Services 1.4%
American Medical Systems (1)	30,000	675
		675
Medical Devices 3.9%
Immucor (1)	22,000	631
Nxstage Medical (1)	9,500	122
Respironics (1)	15,200	591
Senomyx (1)	31,500	519
		1,863
Total Health Care		2,538
IT SERVICES 5.8%
IT Services 3.0%
Equinix (1)	5,600	360
Heartland Payment Systems (1)	20,000	495
Satyam Computer Services Limited (INR)	29,000	551
		1,406
Processors 2.8%
ChoicePoint (1)	15,000	671
Jack Henry & Associates	30,000	686
		1,357
Total IT Services		2,763
MEDIA 13.2%
Gaming 1.7%
WMS Industries (1)	27,000	813
		813
Internet 11.5%
CNET Networks (1)	30,000	426
Digitas (1)	28,800	415
Google, Class A (1)	2,000	780
Liquidity Services (1)	9,000	110
Liveperson (1)	75,300	545
Marchex, Class B (1)	25,000	538
NCsoft (KRW) (1)	5,800	426
priceline.com (1)	14,100	350
Sina (1)	21,000	586
Yahoo! (1)	40,000	1,290
		5,466
Total Media		6,279
SEMICONDUCTORS 25.5%
Analog Semiconductors 6.8%
AMIS Holdings (1)	50,000	453
Analog Devices	18,000	689
Intersil Holding, Class A	22,000	636
Maxim Integrated Products	20,000	743
Semtech (1)	40,000	716
		3,237
Digital Semiconductors 14.0%
Altera (1)	27,000	557
Conexant Systems (1)	110,000	380
Himax Technologies ADR (1)	17,700	155
Integrated Device Technology (1)	100,000	1,486
ON Semiconductor (1)	70,000	508
PMC-Sierra (1)	60,000	737
Silicon Laboratories (1)	12,000	659
Spansion, Class A (1)	52,000	770
Xilinx	55,000	1,400
		6,652
Semiconductor Capital Equipment 4.7%
Cymer (1)	18,000	818
Entegris (1)	67,000	713
MKS Instruments (1)	10,000	234
Ultra Clean (1)	61,200	459
		2,224
Total Semiconductors		12,113
SOFTWARE 26.4%
Applications Software 12.1%
Adobe Systems (1)	12,000	419
Bottomline Technologies (1)	5,000	69
Digital River (1)	20,500	894
FileNet (1)	20,000	540
LookSmart (1)	120,600	649
RightNow Technologies (1)	55,000	873
Ultimate Software Group (1)	22,000	569
Verint Systems (1)	19,300	683
Vocus (1)	20,000	297
WebSideStory (1)	45,000	773
		5,766
Consumer Software 1.6%
Take-Two Interactive Software (1)	40,000	746
		746
Infrastructure Software 2.7%
Newtons Digital World Trade ADR (1)	66,700	357
Red Hat (1)	33,000	923
		1,280
Systems Software 5.1%
Cogent (1)	36,000	660
McAfee (1)	18,000	438
Motive (1)	75,000	293
Quest Software (1)	33,000	551
VeriSign (1)	20,000	480
		2,422
Technical Software 4.9%
24/7 Media (1)	78,000	816
Argon (1)	7,000	235
PDF Solutions (1)	5,000	94
Taleo, Class A (1)	55,000	718
Virage Logic (1)	45,000	485
		2,348
Total Software		12,562
TELECOM EQUIPMENT 4.8%
Wireless Equipment 0.5%
China Grentech ADR (1)	12,000	205
		205
Wireline Equipment 4.3%
Garmin	10,000	795
Juniper Networks (1)	66,000	1,262
		2,057
Total Telecom Equipment		2,262
TELECOM SERVICES 2.1%
Wireless - Domestic 2.1%
Crown Castle International (1)	35,000	992
Total Telecom Services		992
Total Miscellaneous Common Stocks 0.7% (2)		345
Total Common Stocks (Cost $41,730)		45,481
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve Investment Fund, 4.61% (3)(4)	1,052,550	1,053
Total Short-Term Investments (Cost $1,053)		1,053
Total Investments in Securities
97.9% of Net Assets (Cost $42,783)	$ 46,534

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Affiliated company - see Note 3
(4)	Seven-day yield
ADR	American Depository Receipts
INR	Indian Rupee
KRW	South Korean Won

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
Unaudited	March 31, 2006
Notes to Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Developing Technologies Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $42,783,000. Net unrealized gain aggregated $3,751,000 at period-end, of which $6,410,000 related to appreciated investments and $2,659,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $10,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $1,053,000 and $1,107,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Developing Technologies Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006